Significant Accounting Policies - Retrospective Application Permitted by respective Standards (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Net operating revenue	R$ 20,136,183	R$ 22,060,014	R$ 23,789,654
Cost of sales and/or services	(15,314,814)	(16,179,100)	(15,668,653)
Gross profit	4,821,369	5,880,914	8,121,001
Operating income (expenses)
Share of profit (loss) of investees	(5,174)	(2,270)
Selling expenses	(3,547,684)	(3,853,002)	(4,102,556)
General and administrative expenses	(2,782,300)	(2,738,718)	(3,136,808)
Other operating income	4,527,710	2,204,134	1,985,101
Other operating expenses	(5,991,291)
Expenses, by nature	(7,798,739)	(11,149,172)	(10,482,029)
Profit (loss) before financial income (expenses) and taxes	(2,977,370)	(5,268,258)	(2,361,028)
Financial income	2,662,463	30,950,461	7,136,459
Financial expenses	(8,772,181)	(4,341,595)	(10,332,971)
Financial income (expenses)	(6,109,718)	26,608,866	(3,196,512)
Profit (loss) before taxes	(9,087,088)	21,340,608	(5,557,540)
Income tax and social contribution
Current	(77,060)	115,706	(906,080)
Deferred	69,041	3,159,241	(192,542)
Profit (loss) for the year	(9,095,107)	24,615,555	R$ (6,656,162)
Increase (decrease) due to application of IFRS 16 [Member]
Statement [Line Items]
Cost of sales and/or services	(589,861)
Gross profit	(589,861)
Operating income (expenses)
Selling expenses	(7,516)
General and administrative expenses	(5,810)
Expenses, by nature	(13,326)
Profit (loss) before financial income (expenses) and taxes	(603,187)
Financial expenses	948,973
Financial income (expenses)	948,973
Profit (loss) before taxes	345,786
Income tax and social contribution
Profit (loss) for the year	345,786
Previously stated [Member]
Statement [Line Items]
Net operating revenue	20,136,183	22,060,014
Cost of sales and/or services	(15,904,675)	(16,179,100)
Gross profit	4,231,508	5,880,914
Operating income (expenses)
Share of profit (loss) of investees	(5,174)	(13,492)
Selling expenses	(3,555,200)	(3,853,002)
General and administrative expenses	(2,788,110)	(2,738,718)
Other operating income	4,527,710	2,204,134
Other operating expenses	(5,991,291)	(6,748,094)
Expenses, by nature	(7,812,065)	(11,149,172)
Profit (loss) before financial income (expenses) and taxes	(3,580,557)	(5,268,258)
Financial income	2,662,463	30,950,461
Financial expenses	(7,823,208)	(4,341,595)
Financial income (expenses)	(5,160,745)	26,608,866
Profit (loss) before taxes	(8,741,302)	21,340,608
Income tax and social contribution
Current	(77,060)	115,706
Deferred	69,041	3,159,241
Profit (loss) for the year	R$ (8,749,321)	R$ 24,615,555